Stock Dividends	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Stock Dividends

NOTE 20—STOCK DIVIDENDS

The Company issued a 2.5% stock dividend in 2015. No stock dividends were issued in 2017 or 2016. The per share data in the statements of income and the footnotes have been adjusted to give retroactive effect to these dividends.